Equity - Distribution of Profit - Additional Information (Details) - € / shares		12 Months Ended
	Oct. 08, 2020	Dec. 31, 2020	Dec. 31, 2019
Preference shares, preferred dividend
Equity
Dividends paid, per share (in Euros per share)	€ 0.01	€ 0.01	€ 0.01